UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21516
                                                     ---------

                          UBS Multi-Strat Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.



                                                                                                        UBS MULTI-STRAT FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  REALIZED AND
                                                                                                                   UNREALIZED
                                                                                                 % OF MEMBERS'    GAIN/(LOSS)
INVESTMENT FUND                                          COST                   FAIR VALUE          CAPITAL     FROM INVESTMENTS
----------------------------------------------       ------------             ------------       -------------  -----------------
Bay Pond Partners, L.P.                              $  5,000,000             $  5,252,245            3.29%       $  (496,187)
Cobalt Partners, L.P.                                   7,000,000                7,247,563            4.54            (54,634)
DunDonald Fund I, L.P.                                  7,000,000                7,530,979            4.72            151,283
East Side Capital, L.P.                                 2,750,000                4,267,816            2.67           (444,503)
Eminence Partners, L.P.                                 5,000,000                7,886,093            4.94           (354,360)
D. Jabro Partners, L.P.                                 5,000,000                6,557,351            4.11            159,125
Wohl Capital Partners, L.P.                             6,000,000                7,494,161            4.69             32,012
                                                     ------------             ------------          ------        -----------
   LONG/SHORT EQUITY SUBTOTAL                        $ 37,750,000             $ 46,236,208           28.96%       $(1,007,264)

Davidson Kempner Partners, L.P.                      $  8,000,000             $  9,249,047            5.79%       $  (275,033)
DE Shaw Oculus Fund, L.L.C.                             4,239,322               10,377,191            6.50          1,189,980
OZ Domestic Partners, L.P.                              9,500,000               12,831,285            8.03           (134,211)
Peleton Partners Multi-Strat Fund                       6,000,000                2,884,729            1.81         (3,795,977)
                                                     ------------             ------------          ------        -----------
   MULTI-STRATEGY SUBTOTAL                           $ 27,739,322             $ 35,342,252           22.13%       $(3,015,241)

Aspen Partners, L.P., Series A                       $    341,462             $     90,197            0.06%       $   (35,277)
Claren Road Credit Partners, L.P.                      10,500,000               11,946,039            7.48            403,681
Harbinger Capital Partners Fund I, L.P.                 3,000,000                4,349,275            2.72            264,893
Trilogy Financial Partners, L.P.                        8,000,000                9,357,669            5.86           (272,918)
                                                     ------------             ------------          ------        -----------
   DISTRESSED CREDIT SUBTOTAL                        $ 21,841,462             $ 25,743,180           16.12%       $   360,379

Amber Fund, Ltd.                                     $  4,300,000             $  6,668,644            4.18%       $  (829,956)
Brookdale International Partners, L.P.                  6,250,000                9,318,694            5.84             91,146
Seneca Capital, L.P.                                    3,700,000                6,160,255            3.86         (1,013,377)
                                                     ------------             ------------          ------        -----------
   SPECIAL SITUATIONS SUBTOTAL                       $ 14,250,000             $ 22,147,593           13.88%       $(1,752,187)

Waterstone Market Neutral Fund, L.P.                    5,800,000                7,396,777            4.63            854,463
                                                     ------------             ------------          ------        -----------
   CONVERTIBLE ARBITRAGE SUBTOTAL                    $  5,800,000             $  7,396,777            4.63%       $   854,463

CPIM Structured Credit Fund 1000, L.P.               $  5,000,000             $  3,029,804            1.90%       $  (461,571)
Marathon Structured Finance Fund, L.P.                  6,500,000                7,664,316            4.80           (395,888)
                                                     ------------             ------------          ------        -----------
   DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL          $ 11,500,000             $ 10,694,120            6.70%       $  (857,459)

Bridgewater Pure Alpha Trading Company, Ltd.            4,500,000                6,241,213            3.91            668,606
                                                     ------------             ------------          ------        -----------
   GLOBAL MACRO SUBTOTAL                             $  4,500,000             $  6,241,213            3.91%        $  668,606

Redeemed Investment Funds                                       -                        -               -           (406,160)
                                                     ------------             ------------          ------        -----------
   TOTAL                                             $123,380,784             $153,801,343           96.33%       $(5,154,863)
                                                     ============             ============          ======        ===========


                                                                                                                     DOLLAR AMOUNT
                                                                                                                        OF FAIR
                                                                                                                       VALUE FOR
                                                                INITIAL                                                  FIRST
                                                              ACQUISITION                            FIRST AVAILABLE   AVAILABLE
INVESTMENT FUND                                                  DATE               LIQUIDITY*         REDEMPTION**   REDEMPTION
-----------------------------------------------------        ------------         -------------      --------------- -------------

Bay Pond Partners, L.P.                                        7/1/2007           Semi-Annually        6/30/2008      5,252,245
Cobalt Partners, L.P.                                          7/1/2007           Semi-Annually        6/30/2008      7,247,563
DunDonald Fund I, L.P.                                         4/1/2007             Quarterly
East Side Capital, L.P.                                        1/1/2005              Annually
Eminence Partners, L.P.                                        1/1/2005           Semi-Annually
D. Jabro Partners, L.P.                                        1/1/2006              Annually
Wohl Capital Partners, L.P.                                   10/1/2005             Quarterly

   LONG/SHORT EQUITY SUBTOTAL

Davidson Kempner Partners, L.P.                                1/1/2006              Annually
DE Shaw Oculus Fund, L.L.C.                                   11/1/2004             Quarterly
OZ Domestic Partners, L.P.                                     5/1/2005              Annually
Peleton Partners Multi-Strat Fund                              6/1/2007             Quarterly

   MULTI-STRATEGY SUBTOTAL

Aspen Partners, L.P., Series A                                10/1/2004             Annually
Claren Road Credit Partners, L.P.                              1/1/2007             Quarterly
Harbinger Capital Partners Fund I, L.P.                        9/1/2007             Quarterly          9/30/2008      4,349,275
Trilogy Financial Partners, L.P.                               7/1/2005             Quarterly

   DISTRESSED CREDIT SUBTOTAL

Amber Fund, Ltd.                                               2/1/2006             Quarterly
Brookdale International Partners, L.P.                         8/1/2005             Quarterly          3/31/2009***   1,181,687
Seneca Capital, L.P.                                          10/1/2004              Annually

   SPECIAL SITUATIONS SUBTOTAL


Waterstone Market Neutral Fund, L.P.                          10/1/2004             Quarterly

   CONVERTIBLE ARBITRAGE SUBTOTAL

CPIM Structured Credit Fund 1000, L.P.                        11/1/2005             Quarterly
Marathon Structured Finance Fund, L.P.                         4/1/2005             Quarterly

   DIRECT LOANS/STRUCTURED FINANCE SUBTOTAL

Bridgewater Pure Alpha Trading Company, Ltd.                  10/1/2004              Monthly

   GLOBAL MACRO SUBTOTAL

Redeemed Investment Funds

   TOTAL


*    Available frequency of redemptions after initial lock up period.
** If there is no date indicated, no restrictions exist for the corresponding investment fund.
*** The dollar amount of fair value for first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:

              ---------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                                                          SECURITIES        INSTRUMENTS*
              ---------------------------------------------------------------------------------------------------------
              LEVEL 1 - QUOTED PRICES                                                   $    -         $          -
              ---------------------------------------------------------------------------------------------------------
              LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                                  -
              ---------------------------------------------------------------------------------------------------------
              LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                                -           153,801,343
              ---------------------------------------------------------------------------------------------------------
                 TOTAL                                                                  $    -         $ 153,801,343
              ---------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

Following is a reconciliation of assets in which significant unobservable inputs
(Level 3) were used in determining fair value:


              ---------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENTS IN     OTHER FINANCIAL
                                                                                       SECURITIES        INSTRUMENTS*
              ---------------------------------------------------------------------------------------------------------
              BALANCE AS OF DECEMBER 31, 2007                                           $      -         165,221,995
              ---------------------------------------------------------------------------------------------------------
                 ACCRUED DISCOUNTS/PREMIUMS                                                    -                   -
              ---------------------------------------------------------------------------------------------------------
                 REALIZED GAIN/LOSS                                                            -             965,788
              ---------------------------------------------------------------------------------------------------------
                 CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)                              -          (6,120,651)
              ---------------------------------------------------------------------------------------------------------
                 NET PURCHASES (SALES)                                                         -          (6,265,789)
              ---------------------------------------------------------------------------------------------------------
                 TRANSFERS IN AND/OR OUT OF LEVEL 3                                            -
              ---------------------------------------------------------------------------------------------------------
              BALANCE AS OF MARCH 31, 2008                                              $      -       $ 153,801,343
              ---------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                UBS Multi-Strat Fund, L.L.C.
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By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
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* Print the name and title of each signing officer under his or her signature.